Restructuring Charges (Total Costs Incurred in Connection with Restructuring Programs by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring costs		¥ 22,379	¥ 59,713	¥ 36,527
Depreciation associated with restructured assets		26	502	1,732
Total		22,405	60,215	38,259
Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs			231	135
Total			231	135
Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		6,630	3,590	1,868
Total		6,630	3,590	1,868
Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,922	2,467	1,601
Depreciation associated with restructured assets				5
Total		2,922	2,467	1,606
Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs		852	752	1,207
Total		852	752	1,207
Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		624	640	204
Total		624	640	204
Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,026	688	20,928
Depreciation associated with restructured assets		0	138	710
Total		2,026	826	21,638
Semiconductors
Restructuring Cost and Reserve [Line Items]
Restructuring costs		28	(9)	(113)
Total		28	(9)	(113)
All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		9,297	51,354	10,697
Depreciation associated with restructured assets		26	364	1,017
Total		9,323	51,718	11,714
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs		18,999	9,854	27,401
Employee termination benefits | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs			225	15
Employee termination benefits | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		6,358	2,116	1,501
Employee termination benefits | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,922	2,467	1,594
Employee termination benefits | Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs		846	68	1,181
Employee termination benefits | Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		530	563	78
Employee termination benefits | Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,008	516	17,259
Employee termination benefits | Semiconductors
Restructuring Cost and Reserve [Line Items]
Restructuring costs		28	4	(11)
Employee termination benefits | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		6,307	3,895	5,784
Other associated costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	3,380	49,859	9,126
Other associated costs | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]		6	120
Other associated costs | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	272	1,474	367
Other associated costs | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]			7
Other associated costs | Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	6	684	26
Other associated costs | Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	94	77	126
Other associated costs | Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	18	172	3,669
Other associated costs | Semiconductors
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]		(13)	(102)
Other associated costs | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	¥ 2,990	¥ 47,459	¥ 4,913

[1]	Other associated costs includes non-cash write-downs and disposals, net